The Boston Trust & Walden Funds
One Beacon Street, 33rd Floor
Boston, MA 02108

Boston Trust Asset Management Fund (BTBFX)
Boston Trust Equity Fund (BTEFX)
Boston Trust Midcap Fund (BTMFX)
Boston Trust SMID Cap Fund (BTSMX)
Boston Trust Small Cap Fund (BOSOX)
Walden Asset Management Fund (WSBFX)
Walden Equity Fund (WSEFX)
Walden Midcap Fund (WAMFX)
Walden SMID Cap Innovations Fund (WASMX)
Walden Small Cap Innovations Fund (WASOX)
(the “Funds”)

Supplement dated April 1, 2015 to the
Statement of Additional Information each dated August 1, 2014

Effective April 1, 2015, the Funds’ Sub-Transfer Agent is SunGard Investor Services LLC (“SunGard”). The Funds’ address, phone number and web address will remain the same. The Fund’s Administrator will continue to be Citi Fund Services Ohio, Inc.

Please retain this supplement for future reference.